CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total net revenues	¥ 6,079,115	$ 832,835	¥ 6,994,328	¥ 9,264,351	[1]
Cost of revenues	5,269,661	721,941	6,179,125	8,610,726	[1]
Research and development expenses	512,637	70,231	578,610	684,446	[1]
Sales and marketing expenses	274,049	37,545	440,605	530,482	[1]
General and administrative expenses	254,840	34,913	320,838	341,243	[1]
Foreign currency translation adjustments, tax	0		0	0
Cost of revenues
Share-based compensation	15,566	2,133	16,137	31,955
Research and development expenses
Share-based compensation	27,269	3,736	40,679	67,242
Sales and marketing expenses
Share-based compensation	1,147	157	2,842	4,477
General and administrative expenses
Share-based compensation	¥ 20,538	$ 2,814	¥ 18,607	¥ 52,804
Class A ordinary shares
Number of underlying shares represented by one ADR	1	1	1	1
Related parties
Total net revenues	¥ 669,070		¥ 142,746	¥ 37,647
Cost of revenues	358,613		421,567	827,234
Research and development expenses	1,861		4,345	5,290
Sales and marketing expenses	3,533		62,889	57,881
General and administrative expenses	¥ 3,478		¥ 350	¥ 615

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).